INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about tax expense [Table Text Block]
	2017	2016
Current Tax Expense

Current year	$2,410	$1,845
Prior year	274	45
	$2,684	$1,890
Deferred Tax Expense (recovery)
Current year movement in recognized temporary differences and losses	(1,223)	(345)
	$(1,223)	$(345)
Total income tax expense	$1,461	$1,545

Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	2017	2016
Income tax expense at statutory rate of 26.5% (2016 – 26.5%	$1,284	$8
Increase (decrease) in taxes resulting from:
Tax cost of non-deductible items	126	854
Losses not benefitted	-	663
Other differences	51	20
Income tax expense	$1,461	$1,545

Disclosure of deferred taxes [Table Text Block]
	2017	2016
Deferred tax assets
Forward exchange contracts	$-	$46
Intangible assets	873	980
Reserves	269	73
RSUs	1,482	672
Tax losses	67	89
	$2,691	$1,860
Deferred tax liabilities
Forward exchange contracts	$134	$-
Property and equipment	-	346
	$134	$346
Net deferred tax assets	$2,557	$1,514

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
Total

2036	$112
2037	141
Total	$253

Disclosure of detailed information about unrecognized deferred tax assets [Table Text Block]
	2017	2016
Capital losses	$1,385	$1,385